Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement of comprehensive income [abstract]
Net earnings	$ 1,117,862	$ 1,263,207
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized gains (losses) on translating financial statements of foreign operations	406,445	(162,657)
Net gains on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations	8,914	53,024
Deferred gains (costs) of hedging on cross-currency swaps	18,144	(4,091)
Net unrealized (losses) gains on cash flow hedges	(30,091)	50,943
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	2,854	4,102
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement (losses) gains on defined benefit plans	(37,250)	33,777
Other comprehensive income (loss)	369,016	(24,902)
Comprehensive income	$ 1,486,878	$ 1,238,305